Income Tax (Details) - Schedule of federal income tax rate	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liability	(13.00%)	(19.20%)
Transaction costs allocated to warrant liability	(8.60%)	0.00%
Change in valuation allowance	(2.10%)	(2.40%)
Income tax provision	(2.70%)	(0.60%)